Equity Incentive Plans (Details) - Schedule of option activity - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of option activity [Abstract]
Shares, Options outstanding beginning	2,600	20,050
Weighted- Average Exercise Price, Options outstanding beginning	$ 781.19	$ 199.06
Shares, Granted	130,000
Weighted- Average Exercise Price, Granted	$ 2.52
Shares, Vested and expected to vest at December 31, 2020	101,175
Weighted- Average Exercise Price, Vested and expected to vest	$ 8.94
Weighted- Average Remaining Contractual Term (years), Vested and expected to vest	5 years 4 months 24 days
Aggregate Intrinsic Value, Vested and expected to vest
Shares, Exercisable at December 31, 2020	101,175
Weighted- Average Exercise Price, Exercisable	$ 8.94
Weighted- Average Remaining Contractual Term (years), Exercisable	5 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable
Shares, Exercised	(30,000)
Weighted- Average Exercise Price, Exercised	$ 2.52
Shares, Forfeited	(1,425)	(17,450)
Weighted- Average Exercise Price, Forfeited	$ 995.07	$ 160.93
Shares, Options outstanding ending	101,175	2,600
Weighted- Average Exercise Price, Options outstanding ending	$ 8.94	$ 781.19
Weighted- Average Remaining Contractual Term (years), Options outstanding ending	5 years 4 months 24 days
Aggregate Intrinsic Value, Options outstanding ending